SHARE BASED COMPENSATION - Non-vested Share Activity (Details) - Non-vested shares - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Number of shares
Outstanding at the beginning of the period (in shares)	120,000	445,000	810,000
Granted (in shares)	2,700,000
Vested (in shares)	(60,000)	(325,000)	(335,000)
Forfeited (in shares)	(60,000)		(30,000)
Outstanding at the end of the period (in shares)	2,700,000	120,000	445,000
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 2.145	$ 3.819	$ 3.989
Granted (in dollars per share)	1.650
Vested (in dollars per share)	2.145	4.437	4.380
Forfeited (in dollars per share)	1.650		2.145
Outstanding at the end of the period (in dollars per share)	$ 1.661	$ 2.145	$ 3.819
Additional disclosures
Total fair value of shares vested	$ 157,176	$ 831,375	$ 821,250
Number of vested shares withheld upon vesting to satisfy the minimum tax withholding obligation	11,624	51,234	54,000